Investments	6 Months Ended
Sep. 30, 2024
Investments
3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2024 and September 30, 2024 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
March 31, 2024

Available-for-sale securities:
Debt securities:
Japanese government bonds	10,968,212	9,137	2,956	10,974,393
Japanese local government bonds	591,218	95	7,574	583,739
U.S. Treasury bonds and federal agency securities	147,186	118	252	147,052
Other foreign government bonds	2,044,611	1,739	1,755	2,044,595
Agency mortgage-backed securities (1)	495,057	140	18,225	476,972
Residential mortgage-backed securities	32,120	30	767	31,383
Commercial mortgage-backed securities	800,224	4,787	789	804,222
Japanese corporate bonds and other debt securities	1,817,009	21,958	5,909	1,833,057
Foreign corporate bonds and other debt securities (2)	816,421	1,713	214	817,921

Total	17,712,059	39,718	38,442	17,713,335

Held-to-maturity securities:
Debt securities:
Japanese government bonds	519,397	208	7,585	512,020
Agency mortgage-backed securities (3)	3,528,150	9,213	186,460	3,350,904

Total	4,047,547	9,421	194,044	3,862,924

September 30, 2024

Available-for-sale securities:
Debt securities:
Japanese government bonds	10,498,527	489	3,926	10,495,090
Japanese local government bonds	606,801	66	9,540	597,327
U.S. Treasury bonds and federal agency securities	143,145	874	5	144,014
Other foreign government bonds	2,611,742	4,026	1,660	2,614,108
Agency mortgage-backed securities (1)	491,394	94	22,919	468,569
Residential mortgage-backed securities	23,388	21	550	22,859
Commercial mortgage-backed securities	754,995	4,180	825	758,350
Japanese corporate bonds and other debt securities	1,557,272	20,100	6,903	1,570,469
Foreign corporate bonds and other debt securities (2)	860,904	2,711	571	863,044

Total	17,548,168	32,561	46,898	17,533,830

Held-to-maturity securities:
Debt securities:
Japanese government bonds	459,436	33	8,883	450,587
Agency mortgage-backed securities (3)	3,604,933	31,081	135,711	3,500,303

Total	4,064,370	31,115	144,594	3,950,890

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥476,947 million and ¥26 million, respectively, at March 31, 2024, and ¥468,546 million and ¥23 million, respectively, at September 30, 2024. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥209,956 million at March 31, 2024, and ¥239,614 million at September 30, 2024.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2024 and September 30, 2024.
(5)	Accrued interest receivables of ¥ 15,708 million at March 31, 2024, and ¥16,150 million at September 30, 2024 are excluded from amortized cost and included in Accrued income.
Contractual maturities
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at September 30, 2024 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	9,774,247	360,659	363,621	—	10,498,527
Japanese local government bonds	72,350	222,980	303,856	7,616	606,801
U.S. Treasury bonds and federal agency securities	56,891	86,254	—	—	143,145
Other foreign government bonds	2,012,643	596,364	1,370	1,365	2,611,742
Agency mortgage-backed securities	—	—	807	490,587	491,394
Residential mortgage-backed securities	—	—	—	23,388	23,388
Commercial mortgage-backed securities	12,300	557,981	184,714	—	754,995
Japanese corporate bonds and other debt securities	225,142	843,518	173,603	315,009	1,557,272
Foreign corporate bonds and other debt securities	523,989	277,361	39,512	20,041	860,904

Total	12,677,562	2,945,117	1,067,483	858,006	17,548,168

Held-to-maturity securities:
Debt securities:
Japanese government bonds	40,001	209,888	209,548	—	459,436
Agency mortgage-backed securities	—	—	—	3,604,933	3,604,933

Total	40,001	209,888	209,548	3,604,933	4,064,370

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	9,774,047	359,884	361,158	—	10,495,090
Japanese local government bonds	72,282	220,756	297,181	7,109	597,327
U.S. Treasury bonds and federal agency securities	56,970	87,044	—	—	144,014
Other foreign government bonds	2,013,305	598,068	1,370	1,365	2,614,108
Agency mortgage-backed securities	—	—	798	467,771	468,569
Residential mortgage-backed securities	—	—	—	22,859	22,859
Commercial mortgage-backed securities	12,311	559,133	186,907	—	758,350
Japanese corporate bonds and other debt securities	224,845	840,343	171,853	333,428	1,570,469
Foreign corporate bonds and other debt securities	524,723	278,437	39,586	20,298	863,044

Total	12,678,483	2,943,665	1,058,853	852,829	17,533,830

Held-to-maturity securities:
Debt securities:
Japanese government bonds	40,034	207,273	203,280	—	450,587
Agency mortgage-backed securities	—	—	—	3,500,303	3,500,303

Total	40,034	207,273	203,280	3,500,303	3,950,890

Credit losses
The MHFG Group did not recognize allowance for credit losses on available-for-sale
securities on March 31 and September 30, 2023 and March 31 and September 30, 2024. The Group did
not
recognize allowance for credit losses on
held-to-maturity
securities on March 31 and September 30, 2023 and March 31 and September 30, 2024 because held-to-maturity
securities consist of Japanese government bond
s
and agency mortgage-backed securities like Ginnie Mae securities. See Note 1 “Basis of presentation” for further details of the methodology used to determine the allowance for credit losses.
Continuous unrealized loss position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2024 and September 30, 2024:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

	(in millions of yen)
March 31, 2024

Available-for-sale securities:
Debt securities:
Japanese government bonds	9,019,722	2,448	675,435	508	9,695,157	2,956
Japanese local government bonds	108,071	369	456,471	7,205	564,542	7,574
U.S. Treasury bonds and federal agency securities	113,185	252	—	—	113,185	252
Other foreign government bonds	865,375	1,196	107,238	559	972,613	1,755
Agency mortgage-backed securities (Note)	130,779	1,125	307,777	17,100	438,556	18,225
Residential mortgage-backed securities	645	—	25,220	766	25,865	767
Commercial mortgage-backed securities	18,594	214	138,724	576	157,318	789
Japanese corporate bonds and other debt securities	314,933	893	1,217,858	5,016	1,532,791	5,909
Foreign corporate bonds and other debt securities	203,248	166	24,902	48	228,150	214

Total	10,774,551	6,663	2,953,626	31,779	13,728,177	38,442

September 30, 2024

Available-for-sale securities:
Debt securities:
Japanese government bonds	8,406,275	3,926	—	—	8,406,275	3,926
Japanese local government bonds	89,760	588	489,110	8,953	578,871	9,540
U.S. Treasury bonds and federal agency securities	35,664	5	—	—	35,664	5
Other foreign government bonds	792,307	904	175,015	756	967,321	1,660
Agency mortgage-backed securities (Note)	42,120	336	409,277	22,583	451,397	22,919
Residential mortgage-backed securities	794	1	18,391	549	19,185	550
Commercial mortgage-backed securities	32,920	49	110,829	776	143,749	825
Japanese corporate bonds and other debt securities	169,077	884	1,196,816	6,019	1,365,893	6,903
Foreign corporate bonds and other debt securities	131,905	179	31,382	392	163,287	571

Total	9,700,823	6,870	2,430,819	40,028	12,131,641	46,898

Note:
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥438,556 million at March 31, 2024, and ¥451,397 million at September 30, 2024. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Available-for-sale
securities are considered impaired if the fair value is less than the amortized cost. The MHFG Group recognizes impairment losses in earnings if the Group has the intent to sell the debt security, or if it is more likely than not that the Group will be required to sell the debt security before recovery of its amortized cost. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases are expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses are recognized in income, the Group determined that their entire amortized cost bases are expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses are recognized in income, the Group determined that the debt securities in an unrealized loss position were not considered credit losses.
Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the six months ended September 30, 2023 and 2024. See “Consolidated Statements of Cash Flows (Unaudited)” for the proceeds from sales of investments.

	Six months ended September 30,
	2023	2024

	(in millions of yen)
Gross realized gains	10,472	10,527
Gross realized losses	(3,990)	(7,168)

Net realized gains (losses) on sales of available-for-sale securities	6,481	3,358

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities which are measured based on the net asset value per share (or its equivalent) consist of private equity and real estate funds. Equity securities without readily determinable fair values include non-marketable
stock.
Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the six months ended Se ptem
ber 30, 2023 and 2024:

	Six months ended September 30,
	2023	2024

	(in millions of yen)
Net gains (losses) recognized during the period on eq ui ty securities	490,375	(133,889)
Less: Net gains (losses) recognized during the period on equity securities sold during the period	54,483	(16,559)

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	435,892	(117,330)

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2024 and September 30, 2024:

	March 31, 2024	September 30, 2024

	(in millions of yen)
Carrying amounts at the end of the period	357,938	424,477
Downward adjustments and impairments	11,002	13,456
Upward adjustments	13,764	13,798
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	Six months ended September 30,
	2023	2024

	(in millions of yen)
Downward adjustments and impairments	1,438	2,914
Upward adjustments	66	229
The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.
Other investments
The following table summarizes the composition of Other investments at March 31, 2024 and September 30, 2024:

	March 31, 2024	September 30, 2024

	(in millions of yen)
Equity method investments	799,527	866,393
Investments held by consolidated investment companies and other	84,969	94,034

Total	884,496	960,427

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥316,205 million and ¥340,271 million, at March 31, 2024 and September 30, 2024, respectively. The aggregate market values of these marketable equity securities were ¥642,663 million and ¥591,571 million, respectively. The majority of the aggregate market values of these marketable equity securities as of
September 30, 2024 include Orient Corporation, Joint Stock Commercial Bank for Foreign Trade of Vietnam and Mizuho Leasing Company, Limited of which the Group’s proportionate shares
of the total outstanding common stock were 48.95%, 15.00% and 23.54%, respectively. In addition, equity method investments as of September 30, 2024 include non-marketable
equity securities such as Matthews International Capital Management, LLC, Custody Bank of Japan, Ltd., Rakuten Securities, Inc. and Kisetsu Saison Finance (India) Private Ltd. of which the
MHFG
Group’s proportionate
shares
of the total outstanding common stock were 18.00%, 27.00%, 49.00% and 16.24% respectively.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.